CALIFORNIA UTILITIES' REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Matters (Tables) [Abstract]
Schedule Of Utility Incentive Awards
UTILITY INCENTIVE AWARDS 2009-2011
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated
Energy efficiency and demand side management	$16	$15		$2
Unbundled natural gas storage and hub services	4	15		19
Natural gas procurement	6	12		7
Operational incentives	3	1		1
Total awards	$29	$43		$29
SDG&E
Energy efficiency and demand side management	$14	$5	$	―
Operational incentives	1	1		1
Total awards	$15	$6		$1
SoCalGas
Energy efficiency and demand side management	$2	$10		$2
Unbundled natural gas storage and hub services	4	15		19
Natural gas procurement	6	12		7
Operational incentives	2	―		―
Total awards	$14	$37		$28